Financial Assets at FVPL/Available-for-Sale Financial Investments (Tables)	12 Months Ended
Dec. 31, 2018
Availableforsale Financial Assets [Abstract]
Summary of Financial Assets at FVPL/Available-for-Sale Financial Investments

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
	Financial assets at FVPL	Available-for- sale financial investments
		(in million pesos)
Rocket Internet	3,128	12,848
iflix Limited, or iflix	844	1,841
Phunware, Inc., or Phunware	497	—
Club shares and others	294	239
Matrixx	—	237
	4,763	15,165

Summary of Details on Investment in Rocket

Further details on investment in Rocket Internet for the years ended December 31, 2018, 2017 and 2016, and as at December 31, 2018 and 2017 are as follows:

	2018	2017	2016
Total market value as at beginning of the year (in million pesos)	12,848	10,058	14,587
Closing price per share at end of the year (in Euros)	20.18	21.13	19.13
Total market value as at end of the year (in million Euros)	52	213	193
Total market value as at end of the year (in million pesos)	3,128	12,848	10,058
Total cost of sold shares (in million pesos)	9,563	—	—
Net gains (losses) recognized during the year (in million pesos)	(157)	2,790	(4,529)
Recognized in profit or loss (in million pesos)	(157)	(540)	(5,381)
Recognized in other comprehensive loss (in million pesos)	—	3,330	852

	2018	2017
	Financial assets at FVPL	Available-for- sale Financial Investments
		(in million pesos)
Balance at beginning of the year	12,848	10,058
Fair value adjustment in profit or loss	(157)	—
Disposal of investments	(9,563)	—
Impairment loss	—	(540)
Fair value adjustment in other comprehensive income	—	3,330
Balance at end of the year	3,128	12,848